Fair value of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
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Fair value measured of assets and liabilities

	Fair value measured based on
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	1,060	—	—	1,060
Commodity derivatives	—	4	—	4
Foreign currency derivatives	—	98	—	98

Balance at June 30, 2018	1,060	102	—	1,162

Balance at December 31, 2017	1,829	105	—	1,934

Liabilities
Foreign currency derivatives	—	(27)	—	(27)
Commodity derivatives	(35)	—	—	(35)

Balance at June 30, 2018	(35)	(27)	—	(62)

Balance at December 31, 2017	(98)	—	—	(98)